Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Accounts receivable	116,469	123,588	95,486
Less: Allowance for expected credit losses	-	-	-
Total accounts receivable, net	116,469	123,588	95,486

Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts

As of the end of reporting period, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	SGD	SGD	USD
Within 30 days	116,469	123,588	95,486
Between 31 and 60 days	-	-	-
Between 61 and 90 days	-	-	-
More than 90 days	-	-	-
Total accounts receivable, net	116,469	123,588	95,486